Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General administrative expenses
Administration and office	$ 283	$ 335	$ 346
Consulting	0	0	46
Investor relations and communications	75	104	69
Personnel costs	838	645	419
Professional fees	113	120	199
Transfer agent and regulatory fees	38	70	43
Travel and promotion	50	91	70
Total general administrative expenses	(1,397)	(1,365)	(1,192)
Fair value gain on derivative liabilities	358	351	454
Foreign exchange gain (loss)	11	(33)	23
Gain on disposal of assets	0	186	536
Loss on marketable securities	(130)	(31)	(31)
Loss on settlement of convertible notes	0	(100)	0
Impairments	0	0	(1,480)
Interest expense and other	(170)	(112)	(70)
Share-based compensation	(91)	(169)	(136)
Total other gains (losses)	(22)	92	(704)
Loss and comprehensive loss for the year	$ (1,419)	$ (1,273)	$ (1,896)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	200,969,314	199,450,814	193,479,416